Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

Description	Level	March 31, 2025	December 31, 2024
Liabilities
Warrant liabilities	3	$—	$16,241,092
Derivative liabilities	3	$—	$8,327,602
Earn-out liability	3	$30,000	$—

Description	Level	December 31, 2024	December 31, 2023
Liabilities
Warrant liabilities	3	$16,241,092	$22,024,165
Derivative liabilities	3	$8,327,602	$922,834

Summary of change in fair value of the Company's Level 3 warrant liabilities

	For the Year Ended	For the Year Ended
Warrant liabilities	December 31, 2024	December 31, 2023
Fair Value - beginning of period	$22,024,165	$5,652,553
Addition	—	—
Change in fair value	(5,783,073)	16,371,612
Fair Value - end of period	$16,241,092	$22,024,165

Summary of change in fair value of the Company's Level 3 derivative liabilities

Three months ended
Derivative liabilities	March 31, 2025
Fair value - beginning of period	$8,327,602
Issuance	—
Option exercised	(8,327,602)
Change in fair value	—
Fair value - end of period	$—

	For the Year Ended	For the Year Ended
Derivative liabilities	December 31, 2024	December 31, 2023
Fair Value - beginning of period	$922,834	$1,572,078
Addition	7,853,000	—
Change in fair value	(448,232)	(649,244)
Fair Value - end of period	$8,327,602	$922,834